Share Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share Based Compensation [Abstract]
Schedule of Option Activity Under the Employee Share Option Plan	A summary of option activity under the employee share option plan as of December 31, 2022, and changes during the year then period is presented below.
	Options		Shares of Stock
	No. of Options	Weighted Average Price	No. of Shares	Weighted Average Price	Total
Balance available under the plan as at December 31, 2022	208,514	—	—	—	208,514
Additions to the plan	200,000				200,000
Incentive Stock Options (ISO)		—	—	—
Non-Qualified Stock Options (NSO)	88,076	3.6	—	—	88,076
Cancelled/expired/exercised	12,386	4.0	—	—	12,386
Balance available under the plan as of March 31, 2023	332,824	—	—	—	332,824
Cancelled/expired/exercised	11,226	3.6	—	—	11,226
Issued	70,000	3.9	—	—	70,000
Balance available under the plan as of June 30, 2023	274,050	—			274,050
Cancelled/expired/exercised	125,956	4.3	—	—	4,786
Issued	25,000	4.6	—	—	25,000
Balance available under the plan as of September 30, 2023	375,006	—	—	—	375,006

A summary of option activity under the employee share option plan as of December 31, 2022, and changes during the year then ended is presented below.
	Options		Shares of Stock
	No. of Options	Weighted Average Price	No. of Shares	Weighted Average Price	Total
Balance available under the plan on December 31, 2021	2,186,500	—	—	—	2,186,500
Incentive Stock Options (ISO)	449,701	$0.28			449,701
Non-Qualified Stock Options (NSO)	255,000	$0.19			255,000
Cancelled/expired	603,337				603,337
Balance outstanding on December 31, 2022	1,914,864				1,914,864
Balance available under the plan on December 31,2022	2,085,136				2,085,136

Schedule of Activities for our Unvested Options	The following table summarizes the activities for our unvested options for the quarter ended September 30, 2023
	Number of options	Weighted average Grant Date Fair Value Per Option
Unvested on December 31, 2022	69,600	5.3
Granted	88,076	3.6
Vested	(54,663)	5.1
Forfeited	—	—
Unvested on March 31, 2023	103,013	4.0
Granted	—	—
Vested	(18,657)	6.4
Forfeited	—	—
Unvested on June 30, 2023	84,356	3.7
Granted	52,042	3.9
Vested	—	—
Forfeited	—	—
Unvested on September 30, 2023	136,398	4.0
The following table summarizes the activities for our unvested options for the year ended December 31, 2022
	Number of Shares	Weighted average Grant Date Fair Value Per Share
Unvested on December 31, 2021	1,562,500	0.49
Granted	704,701	0.29
Vested	(944,000)	0.38
Forfeited	(627,201)	0.42
Unvested on December 31,2022	696,000	0.53

Schedule of Issued and Valued Options Using Black-Scholes Model	This unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately two years based on vesting under the award service conditions.
Fair value assumptions	2023	2022
Expected volatility	45%-52%	45%-52%
Expected terms (in years)	4	3
Risk-free interest rate	4.60%-5.46%	1.48%-2.18%
Dividend yield	0%	0%
The company issued and valued options using the Black-Scholes model for all 2022 and 2021 issuances with the following significant assumptions
Fair value assumptions	2022	2021
Expected volatility	45%-52%	45%-52%
Expected terms (in years)	3	4
Risk-free interest rate	1.48%-2.18%	1.48%-2.18%
Dividend Yield	0%	0%